Segment Information (Reconciliation to Net Income Attributable to Noncontrolling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation to Net Income Attributable to Noncontrolling Interests [Line Items]
Net income attributable to noncontrolling interests and Predecessor	$ 93	$ 118	$ 133
Operating Segments [Member]
Reconciliation to Net Income Attributable to Noncontrolling Interests [Line Items]
Segment portion attributable to noncontrolling interest and Predecessor	146	188	209
Segment Reconciling Items [Member]
Reconciliation to Net Income Attributable to Noncontrolling Interests [Line Items]
Portion of noncontrolling interests and Predecessor related to items below segment income from operations	(48)	(70)	(76)
Portion of operating income attributable to noncontrolling interests of unconsolidated affiliates	$ (5)	$ 0	$ 0